Basis of Presentation of the Consolidated Financial Statements - Sale by Telefonica Chile, S.A. of 60% of the Shares of InfraCo, SpA (Details) - InfraCo, SpA € in Millions, home in Millions			12 Months Ended
	Jul. 01, 2021 EUR (€)	Feb. 22, 2021 home	Dec. 31, 2021 EUR (€)	Jul. 31, 2021
Disclosure of classes of share capital [line items]
Proportion of voting equity transferred (as a percent)				60.00%
KKR Alameda Aggregator L.P. | Telefónica Chile, S.A.
Disclosure of classes of share capital [line items]
Proportion of voting equity transferred (as a percent)	60.00%	60.00%	60.00%
Number of homes with fiber sold | home		2
Capital gain | €	€ 274		€ 274